INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 7,651	$ 6,984
Work in progress	232	252
Finished products	37,764	42,454
Inventories, Net	45,647	49,690
Inventory write-off	$ 4,503	$ 5,124	$ 3,515